1933 Act Registration No. 333-158372

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X] PRE-EFFECTIVE AMENDMENT NO.  4
[   ] POST-EFFECTIVE AMENDMENT NO. ___

CALVERT TAX-FREE RESERVES
(Exact Name of Registrant as Specified in Charter)

Address of Principal Executive Offices:
4550 Montgomery Avenue, Suite 1000N
Bethesda, MD 20814

Registrant's Telephone Number:
800-368-2745

Name and Address of Agent for Service:
William M. Tartikoff, Esq.
Calvert Group, Ltd.
4550 Montgomery Ave. Suite 1000N
Bethesda, MD 20814

Approximate Date of Proposed Public Offering:

May 25, 2009

No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940.

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PART C. OTHER INFORMATION

Item 15. Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees and officers liability coverage (the "First Tier Liability Coverage"), plus $5 million in excess trustees and officers liability coverage for the independent trustees/directors only. Registrant also maintains an additional Trustees & Officers (Partners) Liability Insurance Policy with Travelers Companies, Inc., Financial and Professional Services, 1500 Market Street, West Tower, 29th Floor, Philadelphia, PA 19102, providing a further $5 million in trustees and officers liability coverage. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402 (the "Fidelity Bond"). The Fund maintains joint coverage with the other Calvert Group Funds, and for the First Tier Liability Coverage and the Fidelity Bond, with the Advisor and its affiliated operating companies. The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 16. Exhibits

1.	Declaration of Trust incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

2.	By-Laws incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

3.	Inapplicable.

4.

(a) Form of Agreement and Plan of Reorganization among CTFR Limited-Term Portfolio (Merging Fund), CTFR Long-Term Portfolio and Calvert Tax Free Bond Fund (Acquiring Fund), as successor to CTFR Long-Term Portfolio, incorporated by reference to Registrant's Pre-effective Amendment No. 3 to Form N-14, dated May 13, 2009, accession number 0000319676-09-000023.

(b) Form of Agreement and Plan of Reorganization among CTFR Vermont Municipal Portfolio (Merging Fund), CTFR Long-Term Portfolio and Calvert Tax Free Bond Fund (Acquiring Fund), as successor to CTFR Long-Term Portfolio, incorporated by reference to Registrant's Pre-effective Amendment No. 3 to Form N-14, dated May 13, 2009, accession number 0000319676-09-000023.

(c) Form of Agreement and Plan of Reorganization among Calvert National Municipal Intermediate Fund (Merging Fund), CTFR Long-Term Portfolio and Calvert Tax Free Bond Fund (Acquiring Fund), as successor to CTFR Long-Term Portfolio, incorporated by reference to Registrant's Pre-effective Amendment No. 3 to Form N-14, dated May 13, 2009, accession number 0000319676-09-000023.

5.	See (1) above.

6.

Investment Advisory Agreement (CAMCO), incorporated by reference to Registrant's Post-Effective Amendment No. 55, dated April 28, 2006, accession number 0000319676-06-000010. Investment Advisory Agreement Schedule A incorporated by reference to Post-Effective Amendment No. 55, dated April 28, 2006, accession number 0000319676-06-000010. Addendum to Investment Advisory Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 57, dated April 29, 2008, accession number 0000319676-08-000004.

7.

Underwriting (Distribution) Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 56, dated April 30, 2007, accession number 00003-19676-07-000005. Underwriting (Distribution) Agreement Schedules I, II and III, incorporated by reference to Registrant's Post-Effective Amendment No. 56, dated April 30, 2007, accession number 00003-19676-07-000005.

8.	Deferred Compensation Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

9.	Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 50, April 27, 2001, accession number 0000930661-01-500295.

10.	Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 49, April 27, 2000, accession number 0000319676-00-000004.

11.	Opinion of Counsel, filed herewith.

12.	Opinion and Consent of Counsel on Tax Matters, filed herewith.

13.	Amended Master Transfer Agency and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 57, dated April 29, 2008, accession number 0000319676-08-000004.

14.	Consent of Independent Auditors, filed herewith.

15.	Not applicable.

16.	Power of Attorney Forms incorporated by reference to Registrant's Post-Effective Amendment No. 52, April 29, 2003, accession number 0000319676-03-000005.

17.

(a) current Calvert Tax-Free Reserves (CTFR) Long-Term Portfolio Prospectus, incorporated by reference to Registrant's Post-Effective Amendment No. 57, April 29, 2008, accession number 0000319676-08-000004.

(b) current CTFR Long-Term Portfolio Statement of Additional Information, incorporated by reference to Registrant's Post-Effective Amendment No. 57, April 29, 2008, accession number 0000319676-08-000004.

(c) Code of Ethics for CAMCO incorporated by reference to Registrant's Post-Effective Amendment No. 57, April 29, 2008, accession number 0000319676-08-000004.

(d) Calvert Tax-Free Reserves Annual Report to Shareholders for the period ended December 31, 2008 incorporated by reference.

(e) Pro Formas incorporated by reference to Registrant's Form N-14, dated April 2, 2009, accession number 0000319676-09-000018.

(f) Statement of Additional Information (Part B) to Registrant's N-14 incorporated by reference to Registrant's Form N-14, dated April 2, 2009, accession number 0000319676-09-000018.

Item 17. Undertakings:

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Bethesda, and State of Maryland, on the 14th day of May 2009.

CALVERT TAX-FREE RESERVES

By: _________________**_________________
Barbara J. Krumsiek
President and Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

__________**____________ Barbara J. Krumsiek	President and Trustee	05/14/09

__________**____________ Ronald M. Wolfsheimer	Treasurer	05/14/09

__________**____________ Richard L. Baird, Jr.	Trustee	05/14/09

__________**____________ Douglas E. Feldman	Trustee	05/14/09

__________**____________ John G. Guffey, Jr.	Trustee	05/14/09

__________**____________ M. Charito Kruvant	Trustee	05/14/09

__________**____________ Arthur J. Pugh	Trustee	05/14/09

__________**____________ David R. Rochat	Trustee	05/14/09

__________**____________ D. Wayne Silby	Trustee	05/14/09

**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney.

/s/ Ivy Wafford Duke